CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (7,831,063)	$ (8,669,188)	$ (11,422,025)
Items not affecting cash:
Depreciation	42,528	65,517	102,941
Stock-based compensation	197,375	251,390	1,422,297
Loss from equity investee	118,712	107,907	146,051
Interest expense	279,405	264,869	260,453
Deferred income tax expense (recovery)	160,173	(3,933,392)	(2,381,868)
Gain on sale of mineral property interests	0	(28,096)	(451,892)
Impairment of mineral property interests	0	552,095	437,732
Unrealized foreign exchange gain	(2,988,185)	(1,966,349)	(919,289)
Other items not affecting cash	11,992	38,075	44,202
Changes in assets and liabilities:
Receivables	15,457	55,362	6,109
Prepaid expenses	439,319	(176,164)	(22,569)
Other assets	(2,291)	35,451	(3,592)
Accounts payable and accrued liabilities	(264,914)	784,886	760,600
Deposit on metal credit delivering obligation	0	0	40,000,000
Net cash provided by (used in) operating activities	(9,821,492)	(12,617,637)	27,979,150
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock	41,135	0	9,722,897
Share issue costs	0	0	(86,636)
Net cash provided by financing activities	41,135	0	9,636,261
CASH FLOWS FROM INVESTING ACTIVITIES
Mineral property interests	(500,000)	(100,000)	(50,000)
Reclamation deposits	(3,628)	17,249	115,180
Acquisition of equipment	(12,445)	(13,074)	(7,623)
Proceeds from sale of royalty interest	0	0	5,000,000
Proceeds from sale of mineral property interests	0	28,096	451,892
Net cash provided by (used in) investing activities	(516,073)	(67,729)	5,509,449
Effect of foreign currency translation on cash and cash equivalents	(435,008)	(498,754)	(679,152)
Change in cash and cash equivalents during the year	(10,731,438)	(13,184,120)	42,445,708
Cash and cash equivalents, beginning of the year	33,517,096	46,701,216	4,255,508
Cash and cash equivalents, end of the year	(22,785,658)	(33,517,096)	(46,701,216)
Cash paid for interest during the year	0	0	0
Cash paid for income taxes during the year	$ 0	$ 0	$ 0